Alternative Credit Income Fund

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Coupon	Reference Rate & Spread	Maturity	Principal	Value
BANK LOANS (34.99%)(a)
Consumer Discretionary (3.11%)
Arrow Purchaser, Inc., First Lien Initial Term Loan(b)	7.75%	1M US L + 6.75%, 1.00% Floor	04/19/2026	$3,333,333	$3,317,000
BBB Industries US Holdings, Inc., Second Lien Term Loan	8.65%	3M US L + 7.50%	06/29/2026	5,000,000	4,975,000
					8,292,000
Consumer Staples (3.06%)
8th Avenue Food & Provisions, Inc., Second Lien Term Loan	7.84%	1M US L + 7.75%	10/01/2026	2,500,000	2,495,838
Alphabet Holding Company, Inc., Second Lien Initial Term Loan	7.85%	1M US L + 7.75%	09/26/2025	2,187,500	2,197,409
BrightPet, First Lien Term Loan(b)(c)	7.25%	3M US L + 6.25%, 1.00% Floor	10/06/2026	1,995,000	1,985,025
BrightPet, Delayed Draw Term Loan(b)(c)(d)	7.25%	3M US L + 6.25%, 1.00% Floor	10/06/2026	1,000,000	995,000
BrightPet, Revolver(b)(c)(d)	7.25%	3M US L + 6.25%, 1.00% Floor	10/06/2026	500,000	497,500
					8,170,772
Financials (1.49%)
H-CA II, LLC, First Lien Term Loan(b)(c)	14% Cash, 5% PIK	N/A	02/17/2024	2,000,000	2,000,000
South Street Securities Holdings, Inc, First Lien Term Loan(b)(c)	9.00%	L + 8.00%, 1.00% Floor	03/24/2026	2,000,000	1,958,600
					3,958,600
Health Care (5.21%)
Outcomes Group Holdings, Inc., Second Lien Term Loan	7.65%	3M US L + 7.50%	10/26/2026	769,231	751,442
Sound Inpatient Physicians, Inc., Second Lien Initial Term Loan	6.85%	1M US L + 6.75%	06/28/2026	1,000,000	1,003,750
Upstream Rehabilitation, Inc., Second Lien Term Loan	8.60%	1M US L + 8.50%	11/20/2027	7,500,000	7,387,500
Viant Medical Holdings, Inc., Second Lien Initial Term Loan	7.85%	1M US L + 7.75%	07/02/2026	5,000,000	4,762,500
					13,905,192
Industrials (5.94%)
Jazz Acquisition, Inc., Second Lien Term Loan	8.10%	1M US L + 8.00%	06/18/2027	4,000,000	3,590,000
Restaurant Technologies, Inc., Second Lien Initial Term Loan	6.60%	1M US L + 6.50%	10/01/2026	4,500,000	4,481,730
USS Ultimate Holdings, Inc., Second Lien Initial Term Loan	8.75%	1M US L + 7.75%, 1.00% Floor	08/25/2025	7,750,000	7,779,063
					15,850,793
Information Technology (14.34%)
Ancile Solutions, Inc., Term Loan(b)(c)(e)	8% Cash, 3% PIK	N/A	12/31/2049	4,000,000	3,880,000
DCert Buyer, Inc., Second Lien First Amendment Refinancing Term Loan(b)	7.10%	1M US L + 7.00%	02/19/2029	3,600,000	3,642,120
EagleView Technology Corp., Second Lien Term Loan	8.50%	3M US L + 7.50%, 1.00% Floor	08/14/2026	1,495,652	1,478,205
Ivanti Software, Inc., Second Lien Initial Term Loan(b)	9.50%	3M US L + 8.50%, 1.00% Floor	12/01/2028	5,000,000	4,994,000
Monotype Imaging Holdings, Inc., First Lien Incremental Term Loan(b)	7.00%	L + 6.00%, 1.00% Floor	10/09/2026	3,000,000	2,981,100
Newscycle Solutions, First Lien Term Loan(b)(c)	8.00%	L + 7.00%, 1.00% Floor	12/29/2022	1,431,494	1,399,572
Newscycle Solutions, Delayed Draw Term Loan(b)(c)	8.00%	L + 7.00%, 1.00% Floor	12/29/2022	1,519,486	1,485,601
Redstone Holdco 2 LP, Second Lien Initial Term Loan(b)	8.50%	3M US L + 7.75%, 0.75% Floor	04/27/2029	3,177,778	3,132,653

	Coupon	Reference Rate & Spread	Maturity	Principal	Value
Redstone Holdco 2 LP, Second Lien Delayed Draw Term Loan(b)(d)	8.50%	L + 7.75%, 0.75% Floor	04/27/2029	$1,822,222	$1,796,347
Renaissance Holding Corp., Second Lien Initial Term Loan	7.10%	1M US L + 7.00%	05/29/2026	6,486,683	6,507,765
Spectrio, First Lien Delayed Draw Term Loan(b)(c)	6.00%	1M US L + 6.00%, 1.00% Floor	12/09/2026	1,176,471	1,163,294
Spectrio, First Lien Term Loan(b)(c)	7.00%	1M US L + 6.00%, 1.00% Floor	12/09/2026	2,816,471	2,784,926
Virgin Pulse, Inc., First Lien Initial Term Loan(b)	8.00%	3M US L + 7.25%, 0.75% Floor	04/06/2029	3,000,000	2,983,500
					38,229,083
Materials (1.84%)
Ball Metalpack Finco LLC, Second Lien Initial Term Loan	9.75%	3M US L + 8.75%, 1.00% Floor	07/31/2026	5,000,000	4,900,000

TOTAL BANK LOANS
(Cost $92,972,091)					93,306,440

BONDS & NOTES (20.99%)
ASSET BACKED SECURITIES (2.97%)(a)(f)
Diversified (2.97%)
Canyon Capital CLO 2014-1, Ltd., Class ER	7.89%	3M US L + 7.70%	01/30/2031	1,000,000	827,426
Jamestown CLO V, Ltd., Class F(g)	6.04%	3M US L + 5.85%	01/17/2027	1,521,254	309,519
OCP CLO 2013-4, Ltd., Class DR(g)	6.95%	3M US L + 6.77%	04/24/2029	1,000,000	1,004,903
Octagon Investment Partners 36, Ltd., Class F	7.93%	3M US L + 7.75%	04/15/2031	1,000,000	936,354
Octagon Investment Partners XIV, Ltd., Class ER(g)	8.53%	3M US L + 8.35%	07/15/2029	2,132,000	1,918,892
Saranac CLO VII, Ltd., Class ER	6.88%	3M US L + 6.72%	11/20/2029	500,000	417,133
Tralee CLO II, Ltd., Class ER(g)	8.04%	3M US L + 7.85%	07/20/2029	952,565	950,404
Tralee CLO II, Ltd., Class FR(g)	9.04%	3M US L + 8.85%	07/20/2029	1,000,000	765,598
Voya CLO 2014-2, Ltd., Class ER	7.89%	3M US L + 7.70%	04/17/2030	1,000,000	795,819
					7,926,048
CONVERTIBLE CORPORATE BONDS (1.14%)
Industrials (1.14%)
Scorpio Tankers, Inc.(g)	3.000%	N/A	05/15/2022	3,025,000	3,047,223

CORPORATE BONDS (16.88%)
Consumer Discretionary (2.95%)
Michaels Cos., Inc.(f)(g)	7.875%	N/A	05/01/2029	4,000,000	4,130,000
NMG Holding Co. Inc / Neiman Marcus Group LLC(f)(g)	7.125%	N/A	04/01/2026	3,000,000	3,206,250
Real Hero Merger Sub 2, Inc.(f)(g)	6.250%	N/A	02/01/2029	500,000	519,300
					7,855,550
Consumer Staples (5.45%)
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc.(f)(g)	8.500%	N/A	12/15/2022	6,011,000	6,183,816
H-Food Holdings LLC / Hearthside Finance Co., Inc.(f)(g)	8.500%	N/A	06/01/2026	7,978,000	8,342,635
					14,526,451
Industrials (4.80%)
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd.(f)(g)	6.500%	N/A	06/20/2027	1,000,000	1,102,250
New Enterprise Stone & Lime Co., Inc.(f)(g)	6.250%	N/A	03/15/2026	1,475,000	1,519,641
New Enterprise Stone & Lime Co., Inc.(f)(g)	9.750%	N/A	07/15/2028	1,000,000	1,124,250
Wolverine Escrow LLC(f)(g)	13.125%	N/A	11/15/2027	5,000,000	4,250,000
Wolverine Escrow LLC(f)(g)	8.500%	N/A	11/15/2024	4,943,000	4,804,596
					12,800,737
Materials (3.68%)
Trident TPI Holdings, Inc.(f)(g)	6.625%	N/A	11/01/2025	2,399,000	2,468,715

	Coupon	Reference Rate & Spread	Maturity	Principal	Value
CORPORATE BONDS (continued)
Trident TPI Holdings, Inc.(f)(g)	9.250%	N/A	08/01/2024	$7,000,000	$7,345,240
					9,813,955
TOTAL BONDS & NOTES
(Cost $55,430,622)					55,969,964

				Shares	Value
COMMON EQUITY (11.71%)
Consumer Discretionary (0.55%)
CEC Entertainment, Inc.(h)				79,564	1,471,934

Diversified (10.36%)
Apollo Investment Corp.(g)				106,332	1,451,432
Ares Capital Corp.(g)				214,423	4,200,547
FS KKR Capital Corp.(g)				165,247	3,554,453
PennantPark Floating Rate Capital Ltd.(g)				303,163	3,856,233
Portman Ridge Finance Corp.(g)				255,046	607,010
SLR Investment Corp.				320,211	5,968,733
Trinity Capital, Inc.(g)				100,000	1,448,000
TriplePoint Venture Growth BDC Corp.				151,860	2,306,753
WhiteHorse Finance, Inc.				284,869	4,244,548
					27,637,709

Energy (0.80%)
Whiting Petroleum Corp.(g)(h)				39,046	2,129,959

TOTAL COMMON EQUITY
(Cost $25,608,578)					31,239,602

		Dividend Rate		Shares	Value
PREFERRED STOCKS (5.03%)
Consumer Discretionary (1.86%)
Pennfoster(b)(c)(f)		10.750%		4,959,647	4,966,591

Diversified (2.37%)
Trinity Capital, Inc.(g)		7.000%		240,000	6,312,000

Financials (0.80%)
Maiden Holdings North America, Ltd.(g)		7.750%		88,000	2,134,000

TOTAL PREFERRED STOCKS
(Cost $12,861,860)					13,412,591

				Shares	Value
PRIVATE INVESTMENT FUNDS (26.33%)
BlackRock Global Credit Opportunities Fund, LP(c)(d)(i)					20,135,320
CVC European Mid-Market Solutions Fund(c)(d)(i)					13,589,447
GSO Credit Alpha Fund II LP(c)(d)(f)(i)					9,027,070
Monroe Capital Private Credit Fund III LP(c)(d)(i)					8,700,735

	Shares	Value
PRIVATE INVESTMENT FUNDS (26.33%) (continued)
Tree Line Credit Strategies LP(c)(d)(i)		$18,761,190

TOTAL PRIVATE INVESTMENT FUNDS
(Cost $68,002,044)		70,213,762

WARRANTS (0.30%)
CEC Entertainment, Inc.(g)	237,941	797,102

TOTAL WARRANTS
(Cost $–)		797,102

SHORT TERM INVESTMENTS (11.12%)
Promissory Note (2.81%)
Promissory Note with South Street Securities Fund Holdings Inc., dated 06/30/2021, due 7/07/2021, issued at discount of 0.20% of the Loan	7,500,000	7,485,000

Money Market Funds (8.31%)
Dreyfus Treasury Cash Management, Institutional Class, 0.01%(j)	4,165,666	4,165,666
First American Government Obligations Fund, 0.04%(j)	18,012,264	18,012,264
		22,177,930

TOTAL SHORT TERM INVESTMENTS
(Cost $29,662,930)		29,662,930

INVESTMENTS, AT VALUE (110.47%)
(Cost $284,538,125)		$294,602,391

LINE OF CREDIT (-7.14%)		(19,037,604)
Other Liabilities In Excess Of Other Assets (-3.33%)		(8,888,172)

NET ASSETS (100.00%)		$266,676,615

Investment Abbreviations:
LIBOR - London Interbank Offered Rate
PIK - Payment in-kind

Reference Rates:
1M US L - 1 Month LIBOR as of June 30, 2021 was 0.10%
3M US L - 3 Month LIBOR as of June 30, 2021 was 0.15%

(a)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(b)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.
(c)	Illiquid/restricted security. See chart below.
(d)	All or a portion of this commitment was unfunded as of June 30, 2021.

(e)	Payment in kind security which may pay interest in additional par.
(f)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2021, the aggregate market value of those securities was $66,916,402, representing 25.09% of net assets.
(g)	All or a portion of each of these securities have been segregated as collateral for line of credit. The aggregate market value of those securities was $77,658,709.
(h)	Non-income producing security.
(i)	Investment is held through CIF Investments LLC, a wholly-owned subsidiary.
(j)	Money market fund; interest rate reflects seven-day effective yield on June 30, 2021.

Securities determined to be illiquid/restricted under the procedures approved by the Fund's Board of Trustees are as follows.

				% of Net
Date(s) of Purchase	Security	Cost	Value	Assets
3/31/2018 - 6/30/2021	BlackRock Global Credit Opportunities Fund, LP	$18,612,699	$20,135,320	7.6%
09/30/2017 - 03/31/2020	CVC European Mid-Market Solutions Fund	13,556,610	13,589,447	5.1%
6/30/2018 - 3/31/2021	GSO Credit Alpha Fund II LP	8,331,475	9,027,070	3.4%
9/30/2018 - 12/31/2020	Monroe Capital Private Credit Fund III LP	8,501,260	8,700,735	3.3%
12/31/2017 - 06/30/2019	Tree Line Credit Strategies LP	19,000,000	18,761,190	7.0%
	Total Private Fund LP Interests	$68,002,044	$70,213,762	26.3%

3/31/2021 - 6/30/2021	Ancile Solutions, Inc., Term Loan	3,880,182	3,880,000	1.5%
12/31/2020 - 3/31/2021	BrightPet, First Lien Term Loan	1,958,166	1,985,025	0.7%
12/31/2020 - 3/31/2021	BrightPet, Delayed Draw Term Loan	981,251	995,000	0.4%
12/31/2020 - 3/31/2021	BrightPet, Revolver	490,004	497,500	0.2%
12/31/2020 - 3/31/2021	H-CA II, LLC, First Lien Term Loan	2,000,000	2,000,000	0.8%
12/31/2020 - 3/31/2021	Newscycle Solutions, First Lien Term Loan	1,401,974	1,399,572	0.5%
12/31/2020 - 3/31/2021	Newscycle Solutions, Delayed Draw Term Loan	1,503,837	1,485,601	0.6%
09/30/2020 - 3/31/2021	Pennfoster	4,861,620	4,966,591	1.9%
12/31/2020 - 3/31/2021	South Street Securities Holdings, Inc, First Lien Term Loan	1,952,217	1,958,600	0.7%
12/31/2020 - 3/31/2021	Spectrio, First Lien Delayed Draw Term Loan	1,178,746	1,163,294	0.4%
12/31/2020 - 3/31/2021	Spectrio, First Lien Term Loan	2,783,648	2,784,926	1.0%
	Total Private Direct Investments	$22,991,645	$23,116,109	8.7%

	Total	$90,993,689	$93,329,871	35.0%

Additional information on investments in private investment funds:

		Redemption	Redemption	Unfunded Commitments as of June 30, 2021
Security	Value	Frequency	Notice(Days)	(See Note 2)
BlackRock Global Credit Opportunities Fund, LP(a)	$20,135,320	N/A	N/A	$6,483,345
CVC European Mid-Market Solutions Fund(b)	13,589,447	N/A	N/A	1,525,516
GSO Credit Alpha Fund II LP(a)	9,027,070	N/A	N/A	6,668,525
Monroe Capital Private Credit Fund III LP(b)	8,700,735	N/A	N/A	1,498,740
Tree Line Credit Strategies LP	18,761,190	Quarterly	90	N/A
Total	$70,213,762			$16,176,126

Unfunded Debt Instruments
				Unfunded Commitment
Security			Maturity	(See Note 2)
BrightPet, Delayed Draw Term Loan	$995,000		10/06/2026	$1,000,000
BrightPet, Revolver	497,500		10/06/2026	375,000
Redstone Holdco 2 LP, Second Lien Delayed Draw Term Loan	1,796,347		04/27/2029	1,822,222
Total	$3,288,847			$3,197,222

Total Unfunded Commitments	$73,502,609			$19,373,348

(a)	A voluntary withdrawal may be permitted at the General Partner's discretion with the General Partner's consent.
(b)	A voluntary withdrawal may be permitted with the General Partner's prior written consent.

See Notes to Portfolio of Investments.

Alternative Credit Income Fund

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2021

1. ORGANIZATION

Alternative Credit Income Fund (formerly known as Resource Credit Income Fund) (the “Fund”) was organized as a Delaware statutory trust on December 11, 2014 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end management investment company that operates as an interval fund with a continuous offering of its shares. During the period that began on October 1, 2020 and ended on October 30, 2020, Resource Alternative Advisor, LLC served as the Fund’s investment adviser. On October 31, 2020, Sierra Crest Investment Management LLC (the “Adviser”) replaced Resource Alternative Advisor, LLC as the Fund’s investment adviser. The Fund’s investment objectives are to produce current income and to achieve capital preservation with moderate volatility and low to moderate correlation to the broader equity markets. Effective December 5, 2019, the Fund is diversified and pursues its investment objectives by investing, under normal circumstances, at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in fixed-income and fixed-income related securities.

On February 3, 2020, the Fund formed a wholly-owned subsidiary, CIF Investments LLC, a Delaware corporation.

The Fund currently offers Class A, Class C, Class W, Class I and Class L shares; all classes of shares, except Class L, commenced operations on April 20, 2015. Class L shares commenced operations on July 28, 2017. Class C, Class W and Class I shares are offered at net asset value (“NAV”). Class A shares are offered at NAV plus a maximum sales charge of 5.75% and may also be subject to a 0.50% early withdrawal charge, which will be deducted from repurchase proceeds, for shareholders tendering shares fewer than 365 days after the original purchase date, if (i) the original purchase was for amounts of $1 million or more and (ii) the selling broker received the reallowance of the dealer-manager fee. Class C shares are subject to a 1.00% early withdrawal charge. Class L shares are offered at NAV plus a maximum sales charge of 4.25%. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and early withdrawal charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class-specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update (“ASU”) 2013-08. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Structured credit and other similar debt securities including, but not limited to, collateralized loan obligations (“CLO”) debt and equity securities, asset-backed securities (“ABS”), commercial mortgage-backed securities (“CMBS”) and other securitized investments backed by certain debt or other receivables (collectively, “Structured Credit Securities”), are valued on the basis of valuations provided by dealers in those instruments and/or independent pricing services recommended by the Adviser and approved by the Fund’s Board of Trustees (the “Board” or “Trustees”). In determining fair value, dealers and pricing services will generally use information with respect to transactions in the securities being valued, quotations from other dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield to maturity information. The Adviser will, based on its reasonable judgment, select the dealer or pricing service quotation that most accurately reflects the fair market value of the Structured Credit Security while taking into account the information utilized by the dealer or pricing service to formulate the quotation in addition to any other relevant factors. In the event that there is a material discrepancy between quotations received from third-party dealers or the pricing services, the Adviser may (i) use an average of the quotations received or (ii) select an individual quotation that the Adviser, based upon its reasonable judgment, determines to be reasonable. In any instance in which the Adviser selects an individual quotation, the Adviser will provide to the Fund’s Fair Value Committee (the “Valuation Committee”) an analysis of the factors relied upon in the selection of the relevant quotation.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Fund’s Valuation Committee using procedures adopted by and under the supervision of the Board. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level and supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; and (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve and credit quality.

Valuation of Private Investment Funds – The Fund invests a portion of its assets in Private Investment Funds. Private Investment Funds measure their investment assets at fair value and generally report a NAV or its equivalent on a calendar quarter basis. In accordance with ASC 820, the Fund has elected to apply the practical expedient and to value its investments in Private Investment Funds at their respective NAVs at each quarter-end. For non-calendar quarter-end days, the Valuation Committee estimates the fair value of each Private Investment Fund by adjusting the most recent NAV for such Private Investment Fund, as necessary, by the change in a relevant benchmark that the Valuation Committee has deemed to be representative of the underlying securities in the Private Investment Fund.

Loan Participation and Assignments – The Fund may invest in debt instruments, which are interests in amounts owed to lenders (the “Lenders”) by corporate, governmental or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of the loans from third parties. When the Fund purchases an interest in a loan in the form of an assignment, the Fund acquires all of the direct rights and obligations of a lender (as such term is defined in the related credit agreement), including the right to vote on amendments or waivers of such credit agreement. However, the Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. Instead, the administration of the loan agreement is often performed by a bank or other financial institution that acts as agent for all Lenders (the “Agent”). Circumstances may arise in connection with which the Agent takes action that contradicts the will of the Lenders. For example, under certain circumstances, an Agent may refuse to declare the borrower in default, despite having received a notice of default from the Lenders. When the Fund purchases an interest in a loan in the form of a participation, the Fund purchases such participation interest from another existing Lender, and consequently, the Fund does not obtain the rights and obligations of the Lenders under the credit agreement, such as the right to vote on amendments or waivers. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender from which the Fund has received that participation interest. In this instance, the Fund is subject to both the credit risk of the borrower and the credit risk of the Lender that sold the Fund such participation interest.

The Fund may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the fair value of the Fund's investments as of June 30, 2021. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability at the measurement date; and

Level 3 –	Significant unobservable prices or inputs (including the Fund's own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the period ended December 31, 2020 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the fair values according to the inputs used in valuing the Fund's investments as of June 30, 2021:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Bank Loans(a)
Consumer Discretionary	$–	$4,975,000	$3,317,000	$8,292,000
Consumer Staples	–	4,693,247	3,477,525	8,170,772
Financials	–	–	3,958,600	3,958,600
Health Care	–	13,905,192	–	13,905,192
Industrials	–	15,850,793	–	15,850,793
Information Technology	–	7,985,970	30,243,113	38,229,083
Materials	–	4,900,000	–	4,900,000
Bonds & Notes(a)	–	55,969,964	–	55,969,964
Common Equity(a)
Consumer Discretionary	–	1,471,934	–	1,471,934
Diversified	27,637,709	–	–	27,637,709
Energy	2,129,959	–	–	2,129,959
Preferred Stocks(a)
Consumer Discretionary	–	–	4,966,591	4,966,591
Diversified	6,312,000	–	–	6,312,000
Financials	2,134,000	–	–	2,134,000
Rights and Warrants(a)	–	797,102	–	797,102
Short Term Investments(a)
Money Market Funds	22,177,930	–	–	22,177,930
Promissory Note	–	7,485,000	–	7,485,000
TOTAL	$60,391,598	$118,034,202	$45,962,829	$224,388,629
Investments measured at net asset value(a)				$70,213,762
Total Investments, at fair value				$294,602,391

(a)	For detailed descriptions, see the accompanying Portfolio of Investments.

There were no transfers between Level 1, 2 and 3 during the period ended June 30, 2021. It is the Fund's policy to recognize transfers between levels at the end of the reporting period.

Securities Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Premiums on securities are accreted to the earliest call date and purchase discounts are amortized over the life of the respective securities.